Exhibit 99.7

EXHIBIT 99.7         CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2025-7
Start - End Dates:	2/3/2025 - 6/24/2025
Deal Loan Count:	132

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3654	Borrower(s) do not meet guideline requirements for citizenship status	1
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	3
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				17

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